Goldman Sachs Multi-Manager Global Equity Fund Investment Strategy - Goldman Sachs Multi-Manager Global Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments of U.S. and non-U.S. companies. Exchange-traded funds (“ETFs”) that provide exposure to such investments are treated as such investments for purposes of this policy. In addition, such investments may include futures, options, swaps and other instruments with similar economic exposures to equity investments of U.S. and non-U.S. companies. The Fund uses a multi-manager approach and generally seeks to achieve its investment objective by dynamically allocating its assets among multiple investment managers (“Underlying Managers”) who are unaffiliated with the Investment Adviser. The Fund invests in a globally diversified portfolio of equity investments, which include common stocks, preferred stocks, securities convertible into stock, depositary receipts representing equity securities, securities that carry the right to buy common stocks (e.g., rights and warrants), derivatives linked to equity securities, and ETFs, futures and other instruments with similar economic exposures. The Fund intends to have investments economically tied to at least three countries, including the United States, and may invest in the securities of issuers in emerging market countries. Under normal circumstances, the Fund will invest no more than 25% of its total assets in emerging markets equity investments and no more than 30% of its total assets in small-capitalization companies, which for this purpose are companies with public stock market capitalizations of less than $1 billion. The Fund is otherwise not subject to any limits on the market capitalization of securities in which it may invest and, from time to time, may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest without limitation in securities or obtain exposure to securities that are denominated in currencies other than the U.S. dollar. The Fund may use currency management techniques, such as forward foreign currency contracts, for investment or hedging purposes. The Fund may use leverage (e.g., by borrowing or through derivatives). The Fund may invest in derivatives for both hedging and non-hedging purposes (although an Underlying Manager may not be required to hedge any of the Fund’s positions or to use derivatives). The Fund’s derivative investments may include: (i) futures contracts, including futures based on securities and/or indices and currency futures; (ii) swaps, including currency, total return, variance, and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; and (iv) forward contracts, including forwards based on securities and/or indices, currency forwards, swap forwards and non-deliverable forwards. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Investment Adviser or an Underlying Manager may pursue a sub-strategy with an objective of providing investment results that seek to correspond, before fees and expenses, to the performance of a specified index (an “index-tracking strategy”). From time to time, the Investment Adviser may also, for short or longer-term periods, select a transition manager to transition a portion of Fund assets from one Underlying Manager to another, or, at the direction of the Investment Adviser, to implement an index-tracking strategy. In addition, the Investment Adviser or an Underlying Manager, on behalf of the Fund, may obtain passive exposure to a particular sub-asset class by making an index-based investment (e.g., in an ETF).Management ProcessThe Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Fund’s Board of Trustees, to oversee the Underlying Managers and recommend their hiring, termination and replacement. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive order. In accordance with a separate exemptive order that the Fund and the Investment Adviser have obtained from the SEC, the Board of Trustees may enter into a new sub-advisory agreement or materially amend an existing sub-advisory agreement with an Underlying Manager at a meeting that is not in person, subject to certain conditions, including that the Board of Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting. The Investment Adviser determines the percentage of the Fund’s portfolio allocated to each Underlying Manager in order to seek to achieve the Fund’s investment objective. The Investment Adviser’s Multi-Asset Solutions Group (“MAS” or the “MAS Group”) is responsible for the Fund’s asset allocation, and the Investment Adviser’s External Investing Group (“XIG”) is responsible for making recommendations with respect to hiring, terminating, or replacing the Fund’s Underlying Managers. With respect to the Fund, the MAS Group applies a risk-based approach to asset allocation that draws from both fundamental and quantitative disciplines with the intention of dynamically accessing a diversified set of risks and returns in a market cycle aware manner, and XIG applies a multifaceted process with respect to manager due diligence, portfolio construction, and risk management. The MAS Group will also provide risk management services to the Fund, including a beta completion mandate and a passive currency overlay. The beta completion strategy seeks to systematically manage the Fund’s overall beta levels to a specified target by purchasing or selling derivatives contracts. “Beta” is a measurement of volatility compared with that of a broader market index. The currency overlay strategy is designed to hedge exposure to non-U.S. currencies by selling the currencies in which the Fund’s equity securities are traded and investing in the U.S. dollar. The currency overlay seeks to minimize unintended currency exposures for the Fund. Each Underlying Manager acts independently from the others and has discretion to invest its portion of the Fund’s assets. Each Underlying Manager utilizes its own distinct investment style and investment process in buying and selling securities. Additional Information The Investment Adviser measures the Fund’s performance against the Morgan Stanley Capital International All Country World Index Investable Market Index (“MSCI ACWI IMI”) (Net, USD, 50% Non-U.S. Developed Hedged to USD).